6. Intangible Assets	12 Months Ended
Dec. 31, 2011
Intangible Assets Disclosure [Text Block]
6.	Intangible Assets

Intangible assets consist of the following at December 31:

	2011	2010

Patents and other assets	$350,000	$350,000
Less accumulated amortization	(350,000)	(280,000)
	$-	$70,000

In November 2006, as part of a technology transfer and settlement agreement, the Company paid $350,000 for the ownership of intellectual property including fourteen patents and non-exclusive license rights to four U.S. patents and four international patents.

These assets were amortized over a five year period using the straight line method. Amortization expense amounted to $70,000 for both 2011 and 2010.  These assets became fully amortized at December 31, 2011.